Related parties - Disclosure of detailed information about information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related parties [abstract]
Salaries and benefits	$ 1,621	$ 1,873
Share-based compensation	5,092	4,671
Total compensation paid to related parties	$ 6,713	$ 6,544